Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Effect of Foreign Currency Derivatives Impacts in Consolidated Income Statement and Statement of Comprehensive Income/(Loss)

The table below details the effect of foreign currency derivatives in the Consolidated Income Statement and the Statement of Comprehensive Income/(Loss):

(In millions of Euros)	Notes	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
Derivatives that do not qualify for hedge accounting
Included in Other gains / (losses) – net
Realized gains / (losses) on foreign currency derivatives—net	8	(19)	(46)	(37)
Unrealized gains / (losses) on foreign currency derivatives—net(A)	8	16	40	(10)

Derivatives that qualify for hedge accounting
Included in Revenue
Realized gain on foreign currency derivatives—net	8	1	—	—
Unrealized gain on foreign currency derivatives—net	8	1	—	—
Included in Other gains / (losses)—net
Realized gains on foreign currency derivatives—net	8	3	—	—
Unrealized gains / (losses) on foreign currency derivatives—net	8	—	—	—
Realized gain/(loss) in ineffective portion of derivatives		—	—	—
Included in Other Comprehensive Income / (Loss)
Unrealized gains / (losses) on foreign currency derivatives—net		48	(27)	—
Gain/loss reclassified from cash flow hedge reserve to profit and loss		(2)	—	—

(A)	Gains or losses on the hedging instruments are expected to offset losses or gains on the underlying hedged forecasted sales that will be reflected in future periods when these sales are recognized.

Summary of Exposure to Financial Counterparties by Rating Type

The number of financial counterparties is tabulated below showing our exposure to the counterparty by rating type (Parent company ratings from Moody’s Investor Services):

	At December 31, 2017		At December 31, 2016
	Number of financial counterparties (A)	Exposure (in millions of Euros)	Number of financial counterparties (A)	Exposure (in millions of Euros)
Rated Aa or better	3	52	3	13
Rated A	12	224	9	369
Rated Baa	3	19	3	16

Total	18	295	15	398

(A)	Financial Counterparties for which the Group’s exposure is below €250 thousand have been excluded from the analysis.

Summary of Undiscounted Contractual Values by Relevant Maturity Groupings

The tables below show undiscounted contractual values by relevant maturity groupings based on the remaining period from December 31, 2017 and December 31, 2016 to the contractual maturity date.

	At December 31, 2017			At December 31, 2016
(in millions of Euros)	Less than 1 year	Between 1 and 5 years	Over 5 years	Less than 1 year	Between 1 and 5 years	Over 5 years
Financial assets:
Net debt derivatives	6	3	—	32	82	—
Net cash flows from derivative assets related to currencies and commodities	59	15	—	22	3	—

Total	65	18	—	54	85	—

		At December 31, 2017			At December 31, 2016
(in millions of Euros)	Notes	Less than 1 year	Between 1 and 5 years	Over 5 years	Less than 1 year	Between 1 and 5 years	Over 5 years
Financial liabilities:
Borrowings(A)		67	318	1,692	54	1,329	999
Interest		103	421	264	170	490	125
Net debt derivatives		3	10	—	—	—	—
Net cash flows from derivatives liabilities related to currencies and commodities		17	11	—	35	63	3
Trade payables and other (excluding deferred revenue)	19	920	20	—	825	19	—

Total		1,110	780	1,956	1,084	1,901	1,127

(A)	Borrowings include the pan US ABL facility which is considered short-term in nature and are included in the category “Less than 1 year” and undiscounted forecasted interest and exclude finance leases.

Currency risk [member]
Summary of Nominal Value of Derivatives

The following tables outline the nominal value (converted in millions of Euros at the closing rate) of derivatives for Constellium’s most significant foreign exchange exposures as at December 31, 2017.

Forward derivatives sales	Maturity Period	Less than 1 year	Over 1 year
USD/EUR	2018-2023	387	376
EUR/CHF	2018-2022	49	19
Other currencies	2018-2020	16	2

Forward derivatives purchases	Maturity Period	Less than 1 year	Over 1 year
USD/EUR	2018-2022	395	90
EUR/CHF	2018-2022	103	35
EUR/CZK	2018-2019	63	62
Other currencies	2018	1	—

Summary of Effect of Foreign Currency Derivatives Impacts in Consolidated Income Statement

The table below details the effect of foreign currency derivatives in the Consolidated Income Statement

(In millions of Euros)	Year ended December 31, 2017	Year ended December 31, 2016
Derivatives
Included in Finance Costs—net
Realized gain / (loss) on foreign currency derivatives—net	31	15
Unrealized gain / (loss) on foreign currency derivatives—net	(110)	30

Total	(79)	45

Commodity price risk [member]
Summary of Nominal Value of Derivatives

At December 31, 2017, the nominal amount of commodity derivatives are as follows:

(In millions of Euros)	Maturity period	Less than 1 year	Over 1 year
Aluminium	2018-2022	335	43
Premiums	2018-2021	5	7
Copper	2018	3	—
Silver	2018	7	—
Natural gas	2018	4	—
Zinc	2018	10	—

Summary of Effect of Foreign Currency Derivatives Impacts in Consolidated Income Statement

The Group does not apply hedge accounting on commodity derivatives and therefore any mark-to-market movements are recognized in Other gains / (losses) – net.

(In millions of Euros)	Year ended December 31, 2017	Year ended December 31, 2016
Derivatives
Included in Other gains / (losses)—net
Realized gains / (losses) on commodity derivatives—net	16	(16)
Unrealized gains / (losses) on commodity derivatives—net	41	31

Non-US [member]
Summary of Impact on Profit and Equity (before tax effect) of a 10 % strengthening of the US Dollar versus the Euro

The largest exposures of the Group are related to the Euro/Dollar exchange rate. The table below summarizes the impact on profit and Equity (before tax effect) of a 10 % strengthening of the U.S. Dollar versus the Euro for non U.S. Dollar functional currency entities.

(in millions of Euros)	Effect on profit before tax	Effect on pretax equity
Trade receivables	5	—
Trade payables	(1)	—
Derivatives on commercial transaction(A)	14	(43)

Commercial transaction exposure	18	(43)

Cash in Bank and intercompany loans	103	—
Borrowings	(144)	—
Derivatives on financing transaction	41	—

Financing transaction exposure	—	—

Total	18	(43)

(A)	Gains or losses on the hedging instruments are expected to offset losses or gains on the underlying hedged forecasted sales that will be reflected in future periods when these sales are recognized. The impact on pretax equity (€43 million) relates to derivatives hedging future sales spread from 2018 to 2022 which are designated as cash flow hedges.

U.S. Dollar [member]
Summary of Impact on Profit and Equity (before tax effect) of a 10 % strengthening of the US Dollar versus the Euro

The table below summarizes the impact on profit and Equity (before tax effect) of a 10 % strengthening of the US Dollar versus the Euro (on average rate for profit before tax and closing rate for pretax equity) for US Dollar functional currency entities.

(in millions of Euros)	Effect on profit before tax	Effect on pretax equity
10% strengthening US Dollar/Euro	(8)	11